PGIM Quant Solutions Small-Cap Value Fund Investment Strategy - PGIM Quant Solutions Small-Cap Value Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of small-cap companies with value characteristics. For purposes of the Fund’s 80% investment policy, the Fund considers small-cap companies to be those companies with market capitalizations within the market capitalization range of the Russell 2000® Index. The Fund considers a company to have value characteristics if (i) the company’s securities are represented on any value index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company is undervalued compared to its perceived worth.Equity and equity-related securities include common and preferred stock, securities convertible into common stock, securities having common stock characteristics, and instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy.The subadviser employs a quantitatively driven, bottom-up investment process. Subject to the Fund’s 80% investment policy, the Fund invests in a diversified portfolio of small-cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings, price-to-cash flow, and price-to-book ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics of a company. Such characteristics may include, among others, measures of earnings quality, external financing, and trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions. Quantitative techniques also guide portfolio construction. To manage risk, the subadviser utilizes internal guidelines to limit certain exposures such as the proportion of assets invested in an individual stock, sector or industry. Although the strategy is primarily quantitative, the investment management team also exercises judgment when evaluating underlying data and positions recommended by its quantitative models. Most assets will typically be invested in U.S. equity and equity-related securities, including up to 25% of net assets in real estate investment trusts (“REITs”). From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.